Sales of Equity Securities - Additional Information (Detail) - USD ($)										1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Aug. 11, 2017	Aug. 09, 2017	Mar. 31, 2017	Oct. 19, 2016	Oct. 14, 2016	May 04, 2016	Dec. 21, 2015	Feb. 13, 2015	Feb. 09, 2015	Feb. 28, 2015	Mar. 28, 2017	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2015
Class Of Stock [Line Items]
Issuance of warrants to purchase shares of common stock						1,163,526
Stock price														$ 2.70
Issuance of warrants to purchase shares of common stock, grant date fair value				$ 5,200,000		$ 2,000,000		$ 7,700,000
Exercise price of warrants	$ 1.50	$ 1.50	$ 2.50			$ 3.90
Overallotment issued to underwriter to purchase common stock, period				30 days				45 days						45 days
Purchase of common stock by underwriters to cover overallotments				$ 1.0331				$ 3.75						$ 3.7500
Common stock, par value				$ 0.0009								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Grant date fair values of overallotment options				$ 800,000				$ 1,600,000						$ 1,600,000
Proceeds from exercise of common stock warrants	$ 0									$ 9,800,000		$ 7,498,535			$ 9,760,060
Issuance of unregistered warrants to purchase shares of common stock		1,434,639	2,160,000			1,163,526
Net cash proceeds from sale of securities		$ 2,000,000
Exercisable warrant available price per share expiration period	2022-08									2020-02
Common stock, shares issued												30,258,743	30,258,743	17,499,397	6,556,685
Increase in capital shares value														$ 1,400,000
Proceeds from issuance of common stock	$ 2,200,000
Common stock issuance costs														79,000	$ 42,000
Common Stock Purchase Agreement [Member]
Class Of Stock [Line Items]
Proceeds from issuance of common stock														$ 544,051
Aggregate common stock shares purchase														173,145
Aspire Capital Fund, LLC [Member]
Class Of Stock [Line Items]
Common stock, shares issued							55,000
Ally Bridge [Member]
Class Of Stock [Line Items]
Stock price		$ 1.50
Proceeds from exercise of common stock warrants	$ 0
Net cash proceeds from sale of securities		$ 2,000,000
Proceeds from issuance of common stock		2,200,000
Common stock issuance costs		$ 200,000
Private offering, number of common stock and warrants issued		1,466,667
Issuance of warrants to purchase shares of common stock		1,434,639
Common Stock [Member] | Aspire Capital Fund, LLC [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued							208,334
Stock price							$ 4.80
Overallotment issued to underwriter to purchase common stock, period							30 months
Increase in capital shares value							$ 15,000,000
Proceeds from issuance of common stock							$ 1,000,000
Maximum [Member]
Class Of Stock [Line Items]
Purchase of common stock by underwriters to cover overallotments, number of shares				1,365,000
Issuance of overallotment options to purchase common stock shares				1,365,000
Shelf Registration Statement [Member]
Class Of Stock [Line Items]
Stock price						$ 3.00
Issuance of warrants to purchase shares of common stock, grant date fair value						$ 2,000,000
Exercise price of warrants						$ 3.90
Cost directly associated with offering						$ 700,000
Proceeds from exercise of common stock warrants			$ 0			$ 0
Minimum public float limit for offering																$ 75,000,000
Issuance of unregistered warrants to purchase shares of common stock			2,160,000			1,163,526
Placement agent agreement, effective date						Apr. 25, 2016
Securities purchase agreement, effective date						Apr. 29, 2016
Public offering, number of common stock and warrants issued						1,662,191
Net cash proceeds from sale of securities			$ 8,600,000			$ 4,300,000
Proceeds from gross exercise of common stock warrants outstanding						$ 4,500,000
Exercisable warrant available price per share expiration period			2022-10			2021-05
Period of limitation to issue securities at variable rate						1 year
Class of warrant or rights, term						5 years
Shelf Registration Statement [Member] | Maximum [Member]
Class Of Stock [Line Items]
Aggregate offering price																$ 50,000,000
Aegis Capital Corp And Feltl [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued									2,666,666
Issuance of warrants to purchase shares of common stock									2,666,666
Stock price								$ 3.75
Issuance of warrants to purchase shares of common stock, grant date fair value								$ 7,700,000
Exercise price of warrants								$ 4.68
Cost directly associated with offering								$ 1,200,000
Net cash proceeds from issue of initial public offering after deducting costs directly associated with offering								$ 8,800,000
Overallotment issued to underwriter to purchase common stock, period								45 days
Purchase of common stock by underwriters to cover overallotments, number of shares								400,000
Purchase of common stock by underwriters to cover overallotments								$ 3.75
Common stock, par value								$ 0.0003
Grant date fair values of overallotment options								$ 1,600,000
Proceeds from exercise of common stock warrants								9,800,000
Aggregate net increase in capital from public offerings								$ 18,600,000
Roth Capital Partners, LLC and Feltl [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued					9,100,000
Stock price					$ 1.10
Issuance of warrants to purchase shares of common stock, grant date fair value					$ 5,200,000
Exercise price of warrants					$ 1.10						$ 1.10
Cost directly associated with offering				$ 1,000,000
Overallotment issued to underwriter to purchase common stock, period					30 days
Purchase of common stock by underwriters to cover overallotments, number of shares					627,131
Purchase of common stock by underwriters to cover overallotments					$ 1.0331
Common stock, par value					$ 0.0009
Grant date fair values of overallotment options					$ 800,000
Proceeds from exercise of common stock warrants					$ 564						$ 5,300,000	$ 7,500,000	$ 7,500,000
Issuance of unregistered warrants to purchase shares of common stock				9,100,000	9,100,000
Net cash proceeds from sale of securities				$ 9,000,000
Exercisable warrant available price per share expiration period											2021-10	2021-10
Increase in capital shares value											$ 14,300,000		$ 16,500,000
Class of warrant or rights, term					5 years
Roth Capital Partners, LLC and Feltl [Member] | Maximum [Member]
Class Of Stock [Line Items]
Purchase of common stock by underwriters to cover overallotments, number of shares				1,365,000	1,365,000
Issuance of overallotment options to purchase common stock shares				1,365,000	1,365,000
Roth Capital Partners, LLC, WestPark Capital and Chardan Capital [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued			4,320,000
Stock price			$ 2.15
Issuance of warrants to purchase shares of common stock, grant date fair value			$ 2,800,000
Exercise price of warrants			$ 2.50
Cost directly associated with offering			$ 700,000
Proceeds from exercise of common stock warrants			$ 0
Issuance of unregistered warrants to purchase shares of common stock			2,160,000
Placement agent agreement, effective date			Mar. 28, 2017
Net cash proceeds from sale of securities			$ 8,600,000
Period of limitation to issue securities at variable rate			1 year
Class of warrant or rights, expiration date			Oct. 01, 2022